Long-term debt - Credit Facility (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Adjusted EBITDA to Interest
Long Term Debt [Line Items]
Interest coverage ratio	8.1	4.5
Net Debt to Adjusted EBITDA
Long Term Debt [Line Items]
Leverage ratio	1.4	2.1
Secured Debt To Adjusted Ebitda Member
Long Term Debt [Line Items]
Secured leverage ratio	0.1	0.2
Applicable Financial Covenant | Adjusted EBITDA to Interest
Long Term Debt [Line Items]
Interest coverage ratio	3.0
Applicable Financial Covenant | Net Debt to Adjusted EBITDA
Long Term Debt [Line Items]
Leverage ratio	4.5
Applicable Financial Covenant | Secured Debt To Adjusted Ebitda Member
Long Term Debt [Line Items]
Secured leverage ratio	2.0